Share-based compensation Share-based payments - Summary of Share Plans (Details) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€) € / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 EUR (€) € / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 EUR (€) € / shares	Dec. 31, 2017 $ / shares
EUR-dominated Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value	€ 58.7		€ 46.4		€ 49.9
Weighted average fair value of shares granted (in usd/eur per share) | € / shares	€ 190.33		€ 161.63		€ 125.16
US-denominated Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value	€ 54.9		€ 61.6		€ 53.3
Weighted average fair value of shares granted (in usd/eur per share) | $ / shares		$ 206.90		$ 187.98		$ 130.77